Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US Dollar [member]
Disclosure of foreign exchange rates [line items]
Closing	19.6500	19.6500	20.7200
Average	19.2583	18.8800	18.7200
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	22.5169	23.5866	21.7945
Average	22.7036	21.4122	20.6564
Pounds [member]
Disclosure of foreign exchange rates [line items]
Closing	25.0557	26.5361	25.5361
Average	25.6059	24.4977	25.0731
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	0.0060	0.0066	0.0069
Average	0.0065	0.0064	0.0062
Egyptian, Pound [member]
Disclosure of foreign exchange rates [line items]
Closing	1.0943	1.1082	1.1234
Average	1.0806	1.0620	1.8261
Philippine pesos [member]
Disclosure of foreign exchange rates [line items]
Closing	0.3737	0.3936	0.4167
Average	0.3655	0.3747	0.3927